SCHEDULE OF INVESTMENTS

Ivy High Income Opportunities Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)	34	$—*

Hotels, Resorts & Cruise Lines – 0.9%
Studio City International Holdings Ltd. ADR(A)	108	2,166

Total Consumer Discretionary - 0.9%		2,166

Energy

Coal & Consumable Fuels – 0.1%
Westmoreland Coal Co.(A)	13	157

Oil & Gas Equipment & Services – 0.2%
Larchmont Resources LLC(A)(B)(C)(D)(E)	2	415
McDermott International, Inc.(A)	9	6
		421

Oil & Gas Exploration & Production – 0.0%
Bellatrix Exploration Ltd.(A)(B)(D)	179	—*

Total Energy - 0.3%		578

Health Care

Pharmaceuticals – 0.0%
Advanz Pharma Corp.(A)(D)	9	26

Total Health Care - 0.0%		26

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(A)(B)(C)	804	40

Total Industrials - 0.0%		40

TOTAL COMMON STOCKS – 1.2%		$2,810
(Cost: $2,719)

PREFERRED STOCKS

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)	1,358	—*

Total Consumer Staples - 0.0%		—*

Energy

Oil & Gas Exploration & Production – 1.3%
Targa Resources Corp., 9.500%(A)(C)	3	3,212

Total Energy - 1.3%		3,212

TOTAL PREFERRED STOCKS – 1.3%		$3,212
(Cost: $3,909)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
Ultra Resources, Inc., expires 7-14-25 (F)	8	—*

TOTAL WARRANTS – 0.0%		$—*
(Cost: $2)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Alternative Carriers – 0.1%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22(G)	$377	341

Broadcasting – 1.6%
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8-15-27(G)(H)	2,246	2,339
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2-15-24(G)(H)	1,627	1,802
		4,141

Cable & Satellite – 14.8%
Altice Financing S.A.:
6.625%, 2-15-23(H)	617	628
7.500%, 5-15-26(G)(H)	1,425	1,532
Altice France S.A.:
7.375%, 5-1-26(G)(H)	3,100	3,328
8.125%, 2-1-27(G)(H)	2,659	2,995
Altice Luxembourg S.A.,
10.500%, 5-15-27(G)(H)	4,582	5,224
Altice S.A.,
7.625%, 2-15-25(G)(H)	9,212	9,581
Altice U.S. Finance I Corp.,
5.500%, 5-15-26(H)	1,216	1,287
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5-1-26(H)	485	511
5.000%, 2-1-28(G)(H)	1,642	1,723
CSC Holdings LLC:
5.375%, 2-1-28(G)(H)	1,940	2,069
5.750%, 1-15-30(H)	555	592
DISH DBS Corp.:
5.875%, 7-15-22(G)	2,000	2,120
5.875%, 11-15-24	748	765
7.750%, 7-1-26(G)	1,032	1,093
Neptune Finco Corp.,
6.625%, 10-15-25(H)	394	418
VTR Finance B.V.,
6.875%, 1-15-24(G)(H)	3,172	3,243
		37,109

Integrated Telecommunication Services – 7.0%
Frontier Communications Corp.:
6.875%, 1-15-25(G)	2,776	1,346
11.000%, 9-15-25(G)	3,876	1,880
8.500%, 4-1-26(G)(H)	8,400	8,505
West Corp.,
8.500%, 10-15-25(G)(H)	7,035	5,628
		17,359

Publishing – 0.5%
MDC Partners, Inc.,
6.500%, 5-1-24(G)(H)	1,471	1,332

Wireless Telecommunication Service – 3.4%
Digicel Group Ltd.:
6.000%, 4-15-21(H)	795	620
8.250%, 9-30-22(H)	349	84
8.250%, 12-30-22(H)	1,270	708
Digicel Group Ltd. (7.125% Cash and 2.000% PIK),
9.125%, 4-1-24(H)(I)	1,220	186

Digicel International Finance Ltd.,
8.750%, 5-25-24(G)(H)	6,359	6,200
Digicel Ltd.,
6.750%, 3-1-23(H)	1,044	606
		8,404
Total Communication Services - 27.4%		68,686

Consumer Discretionary

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10-1-24(H)	315	322
Lithia Motors, Inc.,
4.625%, 12-15-27(H)	463	476
Sonic Automotive, Inc.,
6.125%, 3-15-27	489	510
		1,308

Casinos & Gaming – 3.0%
Boyd Gaming Corp.,
4.750%, 12-1-27(H)	863	896
Everi Payments, Inc.,
7.500%, 12-15-25(G)(H)	1,684	1,806
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24(H)	927	948
Golden Nugget, Inc.,
6.750%, 10-15-24(G)(H)	2,111	2,185
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(H)	115	123
7.250%, 11-15-29(H)	115	125
Wynn Macau Ltd.:
4.875%, 10-1-24(H)	340	348
5.500%, 10-1-27(H)	964	1,002
5.125%, 12-15-29(H)	174	178
		7,611

Education Services – 3.4%
Laureate Education, Inc.,
8.250%, 5-1-25(G)(H)	7,858	8,457

Hotels, Resorts & Cruise Lines – 0.4%
Boyne USA, Inc.,
7.250%, 5-1-25(G)(H)	1,019	1,108

Leisure Facilities – 0.4%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27(G)	877	944

Specialized Consumer Services – 0.6%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10-1-21(G)(H)	1,071	1,075
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22(H)	375	376
		1,451

Specialty Stores – 4.3%
Party City Holdings, Inc.,
6.625%, 8-1-26(H)(J)	750	529
Staples, Inc.:
7.500%, 4-15-26(G)(H)	6,900	7,159
10.750%, 4-15-27(G)(H)	2,982	3,027
		10,715
Total Consumer Discretionary - 12.6%		31,594

Consumer Staples

Food Distributors – 0.5%
Performance Food Group, Inc.:
5.500%, 6-1-24(G)(H)	1,054	1,080
5.500%, 10-15-27(H)	198	212
		1,292

Packaged Foods & Meats – 6.5%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24(G)(H)	2,002	2,060
5.750%, 6-15-25(G)(H)	1,904	1,971
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2-15-28(G)(H)	1,282	1,417
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(H)	221	246
5.500%, 1-15-30(H)	838	900
Pilgrim’s Pride Corp.:
5.750%, 3-15-25(H)	357	369
5.875%, 9-30-27(G)(H)	1,275	1,378
Post Holdings, Inc.:
5.500%, 3-1-25(H)	346	363
5.000%, 8-15-26(H)	523	552
5.750%, 3-1-27(G)(H)	2,222	2,383
Simmons Foods, Inc.:
7.750%, 1-15-24(H)	701	755
5.750%, 11-1-24(G)(H)	3,802	3,821
		16,215
Total Consumer Staples - 7.0%		17,507

Energy

Oil & Gas Drilling – 1.1%
KCA Deutag UK Finance plc,
7.250%, 5-15-21(G)(H)	1,793	1,219
Offshore Drilling Holding S.A.,
8.375%, 9-20-20(G)(H)(K)	3,385	982
Valaris plc, 7.750%, 2-1-26	1,017	574
		2,775

Oil & Gas Equipment & Services – 0.4%
Nine Energy Service, Inc.,
8.750%, 11-1-23(H)	806	653
SESI LLC,
7.125%, 12-15-21(J)	401	342
		995

Oil & Gas Exploration & Production – 4.5%
Bellatrix Exploration Ltd.,
8.500%, 9-11-23(L)	418	429
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK),
9.500%, 12-15-23(I)(L)	456	466
Chesapeake Energy Corp.,
11.500%, 1-1-25(G)	1,266	1,196
Crownrock L.P.,
5.625%, 10-15-25(G)(H)	2,927	2,986
Endeavor Energy Resources L.P.:
5.500%, 1-30-26(H)	1,014	1,047
5.750%, 1-30-28(H)	728	765
Extraction Oil & Gas, Inc.,
5.625%, 2-1-26(G)(H)	1,490	894
Laredo Petroleum, Inc.,
6.250%, 3-15-23(J)	339	318
Sanchez Energy Corp.,
7.250%, 2-15-23(H)(J)(L)	257	167
Seven Generations Energy Ltd.:
6.750%, 5-1-23(G)(H)	1,866	1,912
5.375%, 9-30-25(G)(H)	975	980

Ultra Resources, Inc. (9.000% Cash and 2.000% PIK),
11.000%, 7-12-24(I)	411	66
		11,226

Oil & Gas Refining & Marketing – 2.4%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	468	477
6.375%, 7-1-26	158	160
Comstock Escrow Corp.,
9.750%, 8-15-26(G)	4,556	4,135
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5-1-24(H)(L)	550	11
8.000%, 2-15-25(H)(L)	588	12
7.750%, 5-15-26(H)(L)	793	567
QEP Resources, Inc.,
5.625%, 3-1-26	628	612
		5,974
Total Energy - 8.4%		20,970

Financials

Consumer Finance – 0.4%
CURO Group Holdings Corp.,
8.250%, 9-1-25(G)(H)	1,192	1,049

Financial Exchanges & Data – 1.1%
Refinitiv U.S. Holdings, Inc.,
8.250%, 11-15-26(G)(H)	2,458	2,769

Insurance Brokers – 2.3%
NFP Corp.:
6.875%, 7-15-25(G)(H)	4,647	4,658
8.000%, 7-15-25(H)	1,000	1,020
		5,678

Other Diversified Financial Services – 1.5%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19(G)(H)(I)(L)	8,251	3,630

Property & Casualty Insurance – 1.9%
Amwins Group, Inc.,
7.750%, 7-1-26(G)(H)	2,493	2,755
Hub International Ltd.,
7.000%, 5-1-26(G)(H)	1,941	2,053
		4,808

Specialized Finance – 2.0%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7-15-27(G)(H)	2,224	2,280
Compass Group Diversified Holdings LLC,
8.000%, 5-1-26(G)(H)	1,050	1,137
Tervita Escrow Corp.,
7.625%, 12-1-21(H)	529	532
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4-1-23(G)(H)	1,354	1,225
		5,174

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25(G)(H)	1,220	1,196

Total Financials - 9.7%		24,304

Health Care

Health Care Facilities – 2.2%
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26(G)(H)	2,429	2,745
Surgery Center Holdings, Inc.,
10.000%, 4-15-27(G)(H)	2,469	2,710
		5,455

Health Care Services – 0.8%
Heartland Dental LLC,
8.500%, 5-1-26(G)(H)	1,931	1,977

Health Care Technology – 1.7%
Verscend Holding Corp.,
9.750%, 8-15-26(G)(H)	3,957	4,328

Life Sciences Tools & Services – 1.2%
Avantor, Inc.,
9.000%, 10-1-25(G)(H)	2,788	3,116

Pharmaceuticals – 3.2%
Advanz Pharma Corp.,
8.000%, 9-6-24	177	167
Bausch Health Cos., Inc.:
6.125%, 4-15-25(H)	715	739
9.000%, 12-15-25(H)	351	399
9.250%, 4-1-26(H)	1,042	1,197
8.500%, 1-31-27(H)	1,338	1,523
Eagle Holding Co. II LLC (7.500% Cash or 8.500% PIK),
7.750%, 5-15-22(G)(H)(I)	2,480	2,518
Par Pharmaceutical, Inc.,
7.500%, 4-1-27(G)(H)	1,475	1,468
		8,011
Total Health Care - 9.1%		22,887

Industrials

Aerospace & Defense – 7.4%
TransDigm UK Holdings plc,
6.875%, 5-15-26	893	951
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 7-15-24(G)	2,260	2,331
6.500%, 5-15-25	471	490
6.250%, 3-15-26(G)(H)	1,529	1,655
7.500%, 3-15-27(G)	1,094	1,197
5.500%, 11-15-27(G)(H)	2,821	2,853
Wolverine Escrow LLC:
8.500%, 11-15-24(H)	3,116	3,225
9.000%, 11-15-26(H)	4,546	4,762
13.125%, 11-15-27(H)(J)	915	940
		18,404

Diversified Support Services – 0.8%
Ahern Rentals, Inc.,
7.375%, 5-15-23(G)(H)	2,037	1,614
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	217	233
		1,847

Electrical Components & Equipment – 0.2%
Vertiv Group Corp.,
9.250%, 10-15-24(H)	343	369
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK),
12.000%, 2-15-22(H)(I)	160	166
		535

Environmental & Facilities Services – 0.9%
GFL Environmental, Inc.:
7.000%, 6-1-26(G)(H)	1,578	1,667
8.500%, 5-1-27(H)	386	425

Waste Pro USA, Inc.,
5.500%, 2-15-26(H)	198	206
		2,298

Security & Alarm Services – 1.1%
Prime Security Services Borrower LLC and Prime Finance, Inc.,
9.250%, 5-15-23(G)(H)	2,736	2,869

Total Industrials - 10.4%		25,953

Information Technology

Application Software – 2.8%
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23(G)(H)	3,668	3,503
Solera LLC and Solera Finance, Inc.,
10.500%, 3-1-24(G)(H)	3,379	3,585
		7,088

Data Processing & Outsourced Services – 1.1%
Italics Merger Sub, Inc.,
7.125%, 7-15-23(G)(H)	2,191	2,224
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25(H)	468	496
		2,720

Electronic Equipment & Instruments – 0.3%
NCR Corp.:
5.750%, 9-1-27(H)	393	419
6.125%, 9-1-29(H)	393	426
		845

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25(H)	294	305
NCR Escrow Corp.,
6.375%, 12-15-23(G)	1,765	1,809
Pioneer Holding Corp.,
9.000%, 11-1-22(H)	1,461	1,527
		3,641
Total Information Technology - 5.7%		14,294

Materials

Aluminum – 0.9%
Constellium N.V.,
5.875%, 2-15-26(H)	911	963
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24(H)	674	707
5.875%, 9-30-26(H)	446	475
		2,145

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.:
4.875%, 6-1-24(G)(H)	1,215	1,255
5.250%, 6-1-27(G)(H)	486	499
		1,754

Construction Materials – 0.9%
Hillman Group, Inc. (The),
6.375%, 7-15-22(G)(H)	2,401	2,233

Fertilizers & Agricultural Chemicals – 0.3%
Pinnacle Operating Corp.,
9.000%, 5-15-23(B)(G)(H)	1,956	782

Metal & Glass Containers – 0.5%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6-30-27(H)(I)	859	888
HudBay Minerals, Inc.:
7.250%, 1-15-23(H)	188	195

7.625%, 1-15-25(H)	282	298
		1,381
Total Materials - 3.3%		8,295

TOTAL CORPORATE DEBT SECURITIES – 93.6%		$234,490
(Cost: $240,635)

LOANS(M)

Communication Services

Advertising – 0.6%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.049%, 7-25-21	325	314
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
8.299%, 7-25-22	1,196	1,056
		1,370

Broadcasting – 1.1%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
5.299%, 8-1-26	2,685	2,697

Integrated Telecommunication Services – 1.4%
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.927%, 10-10-24	4,249	3,591

Publishing – 0.2%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
6.299%, 8-31-25(B)	476	477

Wireless Telecommunication Service – 0.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
5.340%, 5-27-24	577	513

Total Communication Services - 3.5%		8,648

Consumer Discretionary

Apparel Retail – 2.3%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
8.799%, 11-28-22(B)	1,937	1,889
TRLG Intermediate Holdings LLC,
10.000%, 10-27-22	4,069	3,839
		5,728

Department Stores – 0.2%
Belk, Inc. (ICE LIBOR plus 675 bps),
8.803%, 7-31-25	899	622

Housewares & Specialties – 0.5%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
5.792%, 5-15-23	1,162	1,138

Restaurants – 0.6%
CEC Entertainment, Inc. (ICE LIBOR plus 650 bps),
8.299%, 8-30-26	1,404	1,346
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.427%, 4-18-25	1,346	137
		1,483

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps),
8.299%, 8-4-25	765	774

Specialty Stores – 1.5%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.934%, 10-16-23	1,214	841
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.042%, 5-21-24	1,660	570
Staples, Inc. (ICE LIBOR plus 500 bps),
6.691%, 4-12-26	2,471	2,425
		3,836

Textiles – 0.7%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.049%, 6-15-25	1,729	1,720

Total Consumer Discretionary - 6.1%		15,301

Consumer Staples

Packaged Foods & Meats – 0.4%
Bellring Brands LLC (ICE LIBOR plus 500 bps),
6.799%, 10-21-24	1,127	1,137

Total Consumer Staples - 0.4%		1,137

Energy

Coal & Consumable Fuels – 0.8%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.659%, 3-28-22	2,775	1,183
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
10.150%, 3-15-22(B)	271	270
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3-15-29(I)	853	657
		2,110

Oil & Gas Drilling – 0.1%
KCA Deutag U.S. Finance LLC (ICE LIBOR plus 675 bps),
8.549%, 2-28-23	373	251

Oil & Gas Equipment & Services – 0.4%
Larchmont Resources LLC (8.890% Cash or 8.890% PIK),
8.890%, 8-7-20(B)(I)(E)	1,249	1,149

Oil & Gas Exploration & Production – 0.6%
California Resources Corp. (ICE LIBOR plus 1,037.50 bps),
12.180%, 12-31-21	1,170	868
California Resources Corp. (ICE LIBOR plus 475 bps),
6.555%, 12-31-22	761	678
		1,546

Oil & Gas Storage & Transportation – 1.9%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.659%, 2-16-21	1,032	967
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.659%, 8-12-20	1,242	1,208

EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
7.040%, 3-1-26	2,400	2,298
Lower Cadence Holdings LLC (ICE LIBOR plus 400 bps),
5.799%, 5-22-26	282	278
		4,751
Total Energy - 3.8%		9,807

Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
8.535%, 7-20-26	1,703	1,695

Financial Exchanges & Data – 0.6%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps),
5.299%, 4-3-25(B)	1,383	1,390

Insurance Brokers – 0.4%
NFP Corp. (ICE LIBOR plus 300 bps),
4.799%, 1-8-24	986	981

Investment Banking & Brokerage – 0.8%
Jane Street Group LLC (ICE LIBOR plus 300 bps),
4.799%, 8-25-22	2,097	2,092

Other Diversified Financial Services – 0.0%
New Cotai LLC,
0.000%, 7-20-20(N)	14	14
New Cotai LLC (1-Month U.S. LIBOR plus 25 bps):
2.965%, 7-20-20	23	22
5.000%, 7-20-20	23	23
		59

Property & Casualty Insurance – 1.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
6.299%, 2-28-25(B)	3,329	3,096
Amynta Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
10.299%, 2-28-26	1,153	1,159
		4,255

Specialized Finance – 0.8%
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.950%, 8-25-23	1,539	1,200
7.200%, 8-25-23	919	717
		1,917
Total Financials - 5.0%		12,389

Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp. (3-Month ICE LIBOR plus 950 bps),
11.556%, 10-1-25	266	228

Health Care Facilities – 2.3%
Gentiva Health Services, Inc. (3-Month ICE LIBOR plus 375 bps),
5.563%, 7-2-25	3,080	3,093
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
6.202%, 11-16-25	2,709	2,728
		5,821

Health Care Services – 2.4%
Heartland Dental LLC,
0.000%, 4-30-25(N)	37	36
Heartland Dental LLC (ICE LIBOR plus 375 bps),
5.549%, 4-30-25	1,631	1,621
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
6.813%, 6-26-26	4,437	4,392
		6,049

Health Care Technology – 1.5%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
6.299%, 8-27-25	3,693	3,715

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.447%, 9-6-24	476	444

Total Health Care - 6.5%		16,257

Industrials

Building Products – 0.3%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.799%, 3-27-22	857	840

Construction & Engineering – 1.2%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
6.945%, 5-10-25	2,292	1,335
McDermott Technology Americas, Inc.,
0.000%, 10-21-21(N)	615	626
McDermott Technology Americas, Inc. (ICE LIBOR plus 1,000 bps):
11.900%, 10-21-21	169	172
12.002%, 10-21-21	371	378
Tensar International Corp. (ICE LIBOR plus 850 bps),
10.445%, 7-10-22(B)	603	482
		2,993

Diversified Support Services – 0.1%
Creative Artists Agency LLC (ICE LIBOR plus 375 bps),
5.549%, 11-26-26	283	285

Industrial Conglomerates – 0.9%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.349%, 10-20-22	1,839	1,839
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.349%, 10-20-23	349	342
		2,181

Industrial Machinery – 2.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.445%, 1-30-23	5,469	5,155
Form Technologies LLC (ICE LIBOR plus 325 bps),
5.195%, 1-28-22(B)	683	662
		5,817
Total Industrials - 4.8%		12,116

Information Technology

Application Software – 0.4%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.945%, 9-19-25	788	801
Kronos Acquisition Holdings, Inc. (ICE LIBOR plus 700 bps),
8.799%, 5-15-23(B)	217	214
		1,015

Communications Equipment – 1.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
6.191%, 11-30-25	2,403	2,265
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
10.441%, 11-30-26	1,214	898
		3,163

Data Processing & Outsourced Services – 1.3%
CommerceHub, Inc. (ICE LIBOR plus 375 bps),
5.299%, 5-21-25	1,294	1,265
Cyxtera DC Holdings, Inc.,
0.000%, 5-1-25(N)	291	175
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.990%, 5-1-25	1,143	689
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.740%, 5-1-24	1,367	1,202
		3,331
Total Information Technology - 3.0%		7,509

Materials

Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
5.799%, 5-31-25	1,793	1,761

Total Materials - 0.7%		1,761

TOTAL LOANS – 33.8%		$84,925
(Cost: $93,525)

SHORT-TERM SECURITIES	Shares

Money Market Funds (P) - 13.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.550% (O)	964	964
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	31,842	31,842
		32,806

TOTAL SHORT-TERM SECURITIES – 13.1%		$32,806
(Cost: $32,806)

TOTAL INVESTMENT SECURITIES – 143.0%		$358,243
(Cost: $373,596)

BORROWINGS(Q) – (44.7)%		(112,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%		4,194

NET ASSETS – 100.0%		$250,437

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Securities whose value was determined using significant unobservable inputs.
(C)	Restricted securities. At December 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
BIS Industries Ltd.	12-22-17	804	$76	$ 40
Larchmont Resources LLC	12-8-16	2	561	415
Pinnacle Agriculture Enterprises LLC	3-10-17	1,358	617	–*
Targa Resources Corp., 9.500%	10-24-17	3	3,292	3,212

			$4,546	$ 3,667

The total value of these securities represented 1.5% of net assets at December 31, 2019.

(D)	Listed on an exchange outside the United States.
(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.
(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	All or a portion of securities with an aggregate value of $122,736 have been pledged as collateral on open borrowings.
(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $209,538 or 83.7% of net assets.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(J)	All or a portion of securities with an aggregate value of $940 are on loan.
(K)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2019.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at December 31, 2019.
(Q)	Borrowings payable as a percentage of total investment securities is 31.3%.

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities

Common Stocks
Consumer Discretionary	$2,166	$—		$—	*
Energy	6	157		415
Health Care	26	—		—
Industrials	—	—		40

Total Common Stocks	$2,198	$157		$455
Preferred Stocks	—	3,212		—	*
Warrants	—	—	*	—
Corporate Debt Securities	—	233,708		782
Loans	—	75,296		9,629
Short-Term Securities	32,806	—		—

Total	$35,004	$312,373		$10,866

Liabilities
Payable for Borrowing	$—	$112,000		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities		Loans
Beginning Balance 10-1-19	$447	$57	$—	*	$12,704

Net realized gain (loss)	—	—	—		(3)

Net change in unrealized appreciation (depreciation)	(46)	(57)	98		(184)

Purchases	—	—	—		—

Sales	—	—	—		(379)

Amortization/Accretion of premium/discount	—	—	—		11

Transfers into Level 3 during the period	54	—	684		6,593

Transfers out of Level 3 during the period	—*	—	—		(9,113)

Ending Balance 12-31-19	$455	$—*	$782		$9,629

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-19	$(46)	$(57)	$98		$(183)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-19		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)

Assets
Common Stocks	$40		Market approach	Adjusted EBITDA multiple	6.20x
	—	*	Net asset approach	Adjusted book value	1.00x
	415		Third-party valuation service	Broker quotes	N/A

Preferred Stocks	—	*	Transaction	Price	$0

Corporate Debt Securities	782		Transaction	Price	$40

Loans	9,629		Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$373,596

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	11,733

Gross unrealized depreciation	(27,086)

Net unrealized depreciation	$(15,353)